Assets held for sale	12 Months Ended
Dec. 31, 2024
Assets Held For Sale [Abstract]
Assets Held for Sale	Assets held for sale

	United States Dollars
Figures in millions unless otherwise stated	2024	2023

(a) Asanko Gold	—	153.3
– Asanko Gold joint venture	—	53.6
– Asanko redeemable preference shares	—	99.7
(b) Rusoro Mining Limited (“Rusoro”)	—	—
(c) O3 Mining Inc. (“O3 Mining”)	21.1	—
Assets held for sale	21.1	153.3
(a)Asanko Gold
On 21 December 2023, Gold Fields announced the divestment of its 45% shareholding in Asanko Gold to the joint venture partner Galiano Gold for a total consideration of US$170 million, which include upfront, deferred and contingent considerations (refer note 14 for further details). Gold Fields will also receive a 1% net smelter royalty on future production from the Nkran deposit, the main deposit at the mine.

United States Dollars
Figures in millions unless otherwise stated	2024

The Asanko deferred and contingent considerations receivable were recognised as follows:
– Present value/Fair value at 4 March 2024	61.1
– Net change in fair value/unwinding of discount rate	6.8
Asanko deferred and contingent considerations	67.9
Current portion of Asanko deferred and contingent considerations	(23.3)
Non-current portion of Asanko deferred and contingent considerations	44.6
The total considerations receivable of US$67.9 million comprise US$18.4 million contingent consideration valued at fair value and US$49.5 million deferred consideration carried at amortised cost. During 2024, a net change in fair value of
US$3.3 million was recognised for the contingent consideration and an unwinding of the discount rate of US$3.5 million was recognised for the deferred consideration.
The key inputs used in the fair value of the contingent consideration at 31 December 2024 were the discount rate of
13.0% and the contractually agreed period.
The key inputs used in the valuation of the deferred consideration at 31 December 2024 were the discount rate of 7.1%
and the contractually agreed period.
The investment in Asanko Gold, including the Asanko redeemable preference shares, was presented as an asset held for sale at 31 December 2023. Refer notes 14, 18 and 20 for further details.
The transaction was subject to a number of conditions and was concluded on 4 March 2024 with the receipt of
US$65 million in cash and 28.5 million in Galiano shares, resulting in the recognition of a profit on disposal amounting to
US$5.6 million in 2024.
(b)Rusoro
On 9 January 2024, Gold Fields announced that it entered into a share purchase agreement (the “Agreement”) with
Fulcrum Global Markets LLC, a Delaware limited liability company (“Fulcrum”), to sell its 140,000,001 common shares
(“Common Shares”) in the capital of Rusoro for an aggregate initial cash purchase price of US$62.3 million and certain additional contingent consideration upon the occurrence of specified events described below (the “Transaction”).
Under the Agreement, Gold Fields will be entitled to receive from Fulcrum the following additional contingent consideration for the Common Shares to be purchased by Fulcrum (the “Purchased Shares”):
•A top-up amount in cash calculated in accordance with the Agreement in the event that, within 18 months following closing of the Transaction, Fulcrum or any of its affiliates acquires, directly or indirectly, in one or more transactions, additional Common Shares which collectively result in their aggregate holdings exceeding 50% of the issued and outstanding Common Shares; and
•An amount in cash equal to 15% of the value of any gross proceeds paid at any time to Fulcrum or any of its affiliates by
Rusoro or third parties in respect of the Purchased Shares (including in connection with any disposition of the
Purchased Shares, or as a dividend, distribution, return of capital, share repurchase or similar amount), to the extent that the gross amount of such cumulative proceeds exceeds US$210 million.
(b)Rusoro continued
The US$62.3 million was received by Gold Fields on 22 January 2024, resulting in the recognition of a profit on disposal of Rusoro amounting to US$62.3 million in 2024.
The investment in Rusoro was presented as an asset held for sale as Fulcrum was in advanced discussions with Gold
Fields at 31 December 2023 to purchase the Rusoro shares from Gold Fields. At 31 December 2023, the held for sale investment in Rusoro was valued at the lower of carrying value or fair value less costs to sell, amounting to US$nil. Refer note 18 for further details.
(c)O3 Mining
On 12 December 2024, Agnico Eagle Mines Limited ("Agnico Eagle") and O3 Mining Inc. ("O3 Mining") announced that they entered into a definitive support agreement, pursuant to which Agnico Eagle agreed to offer to acquire, directly or indirectly, all of the outstanding common shares of O3 Mining at US$1.67 per common share.
Gold Fields entered into a lock-up agreement with Agnico Eagle to tender our O3 Mining common shares pursuant to the
Offer.
At 31 December 2024, the investment in O3 Mining was presented as an asset held for sale as Gold Fields entered into the lock-up agreement with Agnico Eagle before 31 December 2024.
On 24 January 2025, Agnico Eagle acquired 110,424,431 common shares of O3 Mining, which included the Gold Fields owned shares, representing approximately 94.1% of the outstanding common shares. Gold Fields received
US$21.3 million for the disposal of its O3 Mining shares.